UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares Global Carbon Strategy ETF

Ticker: KRBN

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$40	0.79%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$275,451,963	9	$1,196,682	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	109.8%
Collateral and Currency Management:
Short-Term Investment, GVMXX	15.4%
Exchange-Traded FundFootnote Reference**	57.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated

Futures BreakdownFootnote Reference^

Data as of 9/30/2024

UKA 2024 Future 4.4%
CCA 2025 Future 5.3%
RGGI 2024 Future 3.6%
EUA 2025 Future 5.0%
CCA 2024 Future 26.4%
EUA 2024 Future 55.3%

Value	Value
CCA 2025 Future	5.3%
CCA 2024 Future	26.4%
EUA 2024 Future	55.3%
EUA 2025 Future	5.0%
RGGI 2024 Future	3.6%
UKA 2024 Future	4.4%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/krbn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-22

KraneShares Trust

KraneShares European Carbon Allowance Strategy ETF

Ticker: KEUA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares European Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/keua/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares European Carbon Allowance Strategy ETF	$42	0.79%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,291,856	3	$43,927	126%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	107.0%
Collateral and Currency Management:
Short-Term Investment, GVMXX	31.7%
Exchange-Traded FundFootnote Reference**	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated

Futures BreakdownFootnote Reference^

Data as of 9/30/2024

Value	Value
EUA 2024 Future	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/keua/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-24

KraneShares Trust

KraneShares California Carbon Allowance Strategy ETF

Ticker: KCCA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$38	0.79%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$224,140,212	3	$885,330	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	110.9%
Collateral and Currency Management:
Short-Term Investment, GVMXX	22.7%
Exchange-Traded FundFootnote Reference**	61.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated

Futures BreakdownFootnote Reference^

Data as of 9/30/2024

Value	Value
CCA 2024 Future	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcca/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-23

KraneShares Trust

KraneShares Rockefeller℠ Ocean Engagement ETF

Ticker: KSEA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Rockefeller℠ Ocean Engagement ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/ksea/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Rockefeller℠ Ocean Engagement ETF	$45	0.86%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,903,553	43	$11,505	34%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Industrials
37.7%
Consumer Staples
15.4%
Materials
12.2%
Consumer Discretionary
10.0%
Information Technology
8.2%
Utilities
6.5%
Health Care
4.8%
Energy
1.0%

Value	Value
Energy	1.0%
Health Care	4.8%
Utilities	6.5%
Information Technology	8.2%
Consumer Discretionary	10.0%
Materials	12.2%
Consumer Staples	15.4%
Industrials	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SSE PLC	3.8%
Waste Management	3.8%
Crown Holdings	3.7%
Trimble	3.3%
Bureau Veritas	3.2%
Loblaw	3.2%
DSM-Firmenich	3.1%
Tetra Tech	3.0%
Veralto	3.0%
Amazon.com	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/ksea/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-25

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s financial statements, which is included under Item 7.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

KraneShares Global Carbon Strategy ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares RockefellerSM Ocean Engagement ETF

September 30, 2024

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Consolidated Schedule of Investments (Unaudited) September 30, 2024

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 57.0%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	6,254,150	$157,147,402
TOTAL EXCHANGE-TRADED FUND (Cost $157,074,275)		157,147,402

SHORT-TERM INVESTMENT — 15.4%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.940%(D)	42,370,762	42,370,762
TOTAL SHORT-TERM INVESTMENT (Cost $42,370,762)		42,370,762

TOTAL INVESTMENTS — 72.4% (Cost $199,445,037)		199,518,164
OTHER ASSETS LESS LIABILITIES – 27.6%		75,933,799
NET ASSETS - 100%		$275,451,963

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	364	Dec-2025	$15,972,273	$13,872,040	$(2,100,233)
CA Carbon Allowance^	1,943	Dec-2024	79,828,336	70,181,160	(9,647,176)
Euro FX^	1	Dec-2024	139,179	139,581	402
ICE ECX Emission^	2,072	Dec-2024	166,859,818	151,604,116	(19,018,821)
ICE ECX Emission^	181	Dec-2025	15,217,022	13,655,499	(1,903,494)
RGGI VINTAGE^	697	Dec-2024	10,971,473	14,100,310	3,128,837
UK Emission Allowance^	245	Dec-2024	13,376,411	11,978,552	(2,150,469)
			$302,364,512	$275,531,258	$(31,690,954)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of September 30, 2024.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of September 30, 2024.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2024

KraneShares Global Carbon Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$157,147,402	$—	$—	$157,147,402
Short-Term Investment	42,370,762	—	—	42,370,762
Total Investments in Securities	$199,518,164	$—	$—	$199,518,164

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,129,239	$—	$—	$3,129,239
Unrealized Depreciation	(34,820,193)	—	—	(34,820,193)
Total Other Financial Instruments	$(31,690,954)	$—	$—	$(31,690,954)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$157,074,275	$—	$73,127	$—	$157,147,402	$768,206	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2024

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 41.4%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	153,100	$3,846,928
TOTAL EXCHANGE-TRADED FUND (Cost $3,843,916)		3,846,928

SHORT-TERM INVESTMENT — 31.7%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.940%(D)	2,950,043	2,950,043
TOTAL SHORT-TERM INVESTMENT (Cost $2,950,043)		2,950,043

TOTAL INVESTMENTS — 73.1% (Cost $6,793,959)		6,796,971
OTHER ASSETS LESS LIABILITIES – 26.9%		2,494,885
NET ASSETS - 100%		$9,291,856

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission^	127	Dec-2024	$9,942,351	$9,292,337	$(882,624)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of September 30, 2024.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of September 30, 2024.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,846,928	$—	$—	$3,846,928
Short-Term Investment	2,950,043	—	—	2,950,043
Total Investments in Securities	$6,796,971	$—	$—	$6,796,971

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(882,624)	—	—	(882,624)
Total Other Financial Instruments	$(882,624)	$—	$—	$(882,624)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2024

KraneShares European Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$3,843,916	$—	$3,012	$—	$3,846,928	$19,086	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2024

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 61.8%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	5,513,400	$138,534,650
TOTAL EXCHANGE-TRADED FUND (Cost $138,489,244)		138,534,650

SHORT-TERM INVESTMENT — 22.7%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.940%(D)	50,819,763	50,819,763
TOTAL SHORT-TERM INVESTMENT (Cost $50,819,763)		50,819,763

TOTAL INVESTMENTS — 84.5% (Cost $189,309,007)		189,354,413
OTHER ASSETS LESS LIABILITIES – 15.5%		34,785,799
NET ASSETS - 100%		$224,140,212

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	6,202	Dec-2024	$248,520,672	$224,016,240	$(24,504,432)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of September 30, 2024.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of September 30, 2024.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$138,534,650	$—	$—	$138,534,650
Short-Term Investment	50,819,763	—	—	50,819,763
Total Investments in Securities	$189,354,413	$—	$—	$189,354,413

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(24,504,432)	—	—	(24,504,432)
Total Other Financial Instruments	$(24,504,432)	$—	$—	$(24,504,432)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2024

KraneShares California Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$138,489,244	$—	$45,406	$—	$138,534,650	$633,790	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares RockefellerSM Ocean Engagement ETF

	Shares	Value
COMMON STOCK — 95.8%‡
CANADA — 5.3%
Consumer Staples — 3.1%
Loblaw	687	$91,576

Industrials — 2.2%
Stantec	789	63,520
TOTAL CANADA		155,096

CHINA — 2.7%
Consumer Discretionary — 2.7%
Yum China Holdings	1,740	78,335
TOTAL CHINA		78,335

DENMARK — 4.1%
Industrials — 1.3%
Svitzer Group*	20	838
Vestas Wind Systems*	1,598	35,372
		36,210
Materials — 2.8%
Novonesis (Novozymes) B, Cl B	1,140	82,298
TOTAL DENMARK		118,508

FAROE ISLANDS — 1.5%
Consumer Staples — 1.5%
Bakkafrost	758	43,720
TOTAL FAROE ISLANDS		43,720

FINLAND — 2.0%
Industrials — 2.0%
Konecranes	756	56,867
TOTAL FINLAND		56,867

FRANCE — 10.2%
Consumer Discretionary — 2.1%
Sodexo	745	61,237

Industrials — 6.1%
Bureau Veritas	2,834	94,190
Cie de Saint-Gobain	910	82,995
		177,185
Information Technology — 2.0%
Capgemini	273	59,093
TOTAL FRANCE		297,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares RockefellerSM Ocean Engagement ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ITALY — 1.9%
Industrials — 1.9%
Prysmian	742	$53,992
TOTAL ITALY		53,992

JAPAN — 1.4%
Materials — 1.4%
Shin-Etsu Chemical	1,000	41,785
TOTAL JAPAN		41,785

LUXEMBOURG — 2.6%
Health Care — 2.6%
Eurofins Scientific	1,178	74,807
TOTAL LUXEMBOURG		74,807

MEXICO — 2.3%
Consumer Staples — 2.3%
Arca Continental	7,100	66,635
TOTAL MEXICO		66,635

PORTUGAL — 2.7%
Consumer Staples — 2.7%
Jeronimo Martins	4,043	79,595
TOTAL PORTUGAL		79,595

SPAIN — 2.3%
Consumer Discretionary — 2.3%
Industria de Diseno Textil	1,117	66,246
TOTAL SPAIN		66,246

SWEDEN — 1.8%
Industrials — 1.8%
Alfa Laval	1,070	51,470
TOTAL SWEDEN		51,470

SWITZERLAND — 5.6%
Industrials — 2.5%
Accelleron Industries	575	29,883
SGS	379	42,386
		72,269
Materials — 3.1%
DSM-Firmenich	651	89,838
TOTAL SWITZERLAND		162,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares RockefellerSM Ocean Engagement ETF (continued)

	Shares	Value
COMMON STOCK (continued)
THAILAND — 1.3%
Consumer Staples — 1.3%
Thai Union Group, Cl F	82,500	$37,433
TOTAL THAILAND		37,433

UNITED KINGDOM — 7.7%
Consumer Staples — 2.9%
Nomad Foods	1,713	32,650
Reckitt Benckiser Group PLC	840	51,570
		84,220
Energy — 1.0%
Subsea 7	1,914	30,983

Utilities — 3.8%
SSE PLC	4,355	109,997
TOTAL UNITED KINGDOM		225,200

UNITED STATES — 40.4%
Consumer Discretionary — 2.9%
Amazon.com*	452	84,221

Consumer Staples — 1.6%
Albertsons, Cl A	2,481	45,849

Health Care — 2.2%
Agilent Technologies	437	64,886

Industrials — 19.9%
Advanced Drainage Systems	395	62,078
Chart Industries*	547	67,905
Nordson	119	31,253
Republic Services, Cl A	419	84,152
Tetra Tech	1,875	88,425
Veralto	784	87,698
Waste Management	528	109,613
Xylem	342	46,180
		577,304
Information Technology — 6.2%
Teledyne Technologies*	192	84,031
Trimble*	1,539	95,556
		179,587
Materials — 4.9%
Crown Holdings	1,124	107,769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares RockefellerSM Ocean Engagement ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Sealed Air	971	$35,247
		143,016
Utilities — 2.7%
American Water Works	528	77,215
TOTAL UNITED STATES		1,172,078

TOTAL COMMON STOCK (Cost $2,423,842)		2,781,389

TOTAL INVESTMENTS — 95.8% (Cost $2,423,842)		2,781,389
OTHER ASSETS LESS LIABILITIES – 4.2%		122,164
NET ASSETS - 100%		$2,903,553

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments/Consolidated Schedules of Investments (Unaudited)

September 30, 2024

Glossary (abbreviations used in preceding Schedule of Investments/Consolidated Schedules of Investments):

Fund Abbreviations

CA — California

Cl — Class

ECX — European Climate Exchange

FX — Foreign Exchange

ICE — Intercontinental Exchange

PLC — Public Limited Company

RGGI — Regional Green House Initiative

UK — United Kingdom

Consolidated Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares Global Carbon Strategy ETF(1)	KraneShares European Carbon Allowance Strategy ETF(2)	KraneShares California Carbon Allowance Strategy ETF(3)
Assets:
Investments at Value	$42,370,762	$2,950,043	$50,819,763
Affiliated Investments at Value	157,147,402	3,846,928	138,534,650
Foreign Currency at Value	41,589,449	1,877,936	—
Cash Collateral on Futures Contracts	26,808,525	140,293	31,289,681
Cash and Cash Equivalents	9,128,271	583,399	1,974,722
Variation Margin Receivable on Future Contracts	495,390	—	1,302,420
Dividend and Interest Receivable	373,773	8,268	356,402
Prepaid Expenses	2,540	100	2,156
Total Assets	277,916,112	9,406,967	224,279,794

Liabilities:
Variation Margin Payable on Future Contracts	2,282,451	109,138	—
Payable for Management Fees	179,980	5,916	138,121
Payable for Trustees’ Fees	1,718	57	1,461
Total Liabilities	2,464,149	115,111	139,582
Net Assets	$275,451,963	$9,291,856	$224,140,212

Net Assets Consist of:
Paid-in Capital	$338,685,837	$17,700,959	$267,013,952
Total Distributable Loss	(63,233,874)	(8,409,103)	(42,873,740)
Net Assets	$275,451,963	$9,291,856	$224,140,212
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,650,000	400,006	10,400,002
Net Asset Value, Offering and Redemption Price Per Share	$31.84	$23.23	$21.55
Cost of Investments	$42,370,762	$2,950,043	$50,819,763
Cost of Affiliated Investments	157,074,275	3,843,916	138,489,244
Cost of Foreign Currency	39,099,121	1,812,240	—

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(3)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (Unaudited)

September 30, 2024

KraneShares RockefellerSM Ocean Engagement ETF
Assets:
Investments at Value	$2,781,389
Cash and Cash Equivalents	120,607
Foreign Currency at Value	65
Reclaim Receivable	2,597
Dividend and Interest Receivable	894
Prepaid Expenses	16
Total Assets	2,905,568

Liabilities:
Payable for Management Fees	1,966
Payable for Trustees’ Fees	49
Total Liabilities	2,015
Net Assets	$2,903,553

Net Assets Consist of:
Paid-in Capital	$2,500,050
Total Distributable Earnings	403,503
Net Assets	$2,903,553
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002
Net Asset Value, Offering and Redemption Price Per Share	$29.03
Cost of Investments	$2,423,842
Cost of Foreign Currency	149

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Operations (Unaudited)

For the period ended September 30, 2024

	KraneShares Global Carbon Strategy ETF(1)	KraneShares European Carbon Allowance Strategy ETF(2)	KraneShares California Carbon Allowance Strategy ETF(3)
Investment Income:
Dividend from Affiliated Investment	$768,206	$19,086	$633,790
Interest Income	5,277,913	161,789	4,711,103
Total Investment Income	6,046,119	180,875	5,344,893

Expenses:
Management Fees†	1,196,682	43,927	885,330
Trustees’ Fees	15,221	570	11,185
Insurance Expense	2,508	99	2,092
Total Expenses	1,214,411	44,596	898,607
Net Investment Income	4,831,708	136,279	4,446,286

Net Realized Gain (Loss) on:
Futures Contracts	(135,492)	(123,340)	(8,146,365)
Foreign Currency Translations	716,884	13,157	—
Net Realized Gain (Loss)	581,392	(110,183)	(8,146,365)

Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	73,127	3,012	45,406
Futures Contracts	3,120,814	1,128,308	(13,924,591)
Foreign Currency Translations	1,630,094	56,547	—
Net Change in Unrealized Appreciation (Depreciation)	4,824,035	1,187,867	(13,879,185)
Net Realized and Unrealized Gain (Loss)	5,405,427	1,077,684	(22,025,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,237,135	$1,213,963	$(17,579,264)

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(3)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the period ended September 30, 2024

KraneShares RockefellerSM Ocean Engagement ETF
Investment Income:
Dividend Income	$35,019
Interest Income	1,420
Less: Foreign Taxes Withheld	(2,847)
Total Investment Income	33,592

Expenses:
Management Fees†	11,505
Trustees’ Fees	164
Insurance Expense	27
Total Expenses	11,696
Net Investment Income	21,896

Net Realized Gain (Loss) on:
Investments	47,486
Foreign Currency Translations	(2,049)
Net Realized Gain	45,437

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	154,902
Foreign Currency Translations	14
Net Change in Unrealized Appreciation (Depreciation)	154,916
Net Realized and Unrealized Gain	200,353
Net Increase in Net Assets Resulting from Operations	$222,249

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares Global Carbon Strategy ETF(1)
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$4,831,708	$13,546,302
Net Realized Gain (Loss)	581,392	(21,700,322)
Net Change in Unrealized Appreciation (Depreciation)	4,824,035	(72,822,077)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,237,135	(80,976,097)
Distributions:	—	(37,810,059)

Capital Share Transactions:(2)
Issued	13,184,997	11,333,355
Redeemed	(51,783,116)	(224,012,169)
Decrease in Net Assets from Capital Share Transactions	(38,598,119)	(212,678,814)
Total Decrease in Net Assets	(28,360,984)	(331,464,970)

Net Assets:
Beginning of Year/Period	303,812,947	635,277,917
End of Year/Period	$275,451,963	$303,812,947

Share Transactions:
Issued	400,000	350,000
Redeemed	(1,600,000)	(6,500,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,200,000)	(6,150,000)

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares European Carbon Allowance Strategy ETF(1)
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$136,279	$458,282
Net Realized Loss	(110,183)	(5,635,864)
Net Change in Unrealized Appreciation (Depreciation)	1,187,867	(3,530,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213,963	(8,707,712)
Distributions:	—	(1,055,315)

Capital Share Transactions:(2)
Issued	—	1,618,793
Redeemed	(3,561,712)	(11,688,291)
Decrease in Net Assets from Capital Share Transactions	(3,561,712)	(10,069,498)
Total Decrease in Net Assets	(2,347,749)	(19,832,525)

Net Assets:
Beginning of Year/Period	11,639,605	31,472,130
End of Year/Period	$9,291,856	$11,639,605

Share Transactions:
Issued	—	75,000
Redeemed	(150,000)	(450,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(375,000)

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares California Carbon Allowance Strategy ETF(1)
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$4,446,286	$9,156,670
Net Realized Gain (Loss)	(8,146,365)	73,344,551
Net Change in Unrealized Appreciation (Depreciation)	(13,879,185)	(30,218,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,579,264)	52,282,753
Distributions:	(42,985,563)	(8,439,069)

Capital Share Transactions:(2)
Issued	47,147,032	18,489,400
Redeemed	(23,707,405)	(30,377,360)
Increase (Decrease) in Net Assets from Capital Share Transactions	23,439,627	(11,887,960)
Total Increase (Decrease) in Net Assets	(37,125,200)	31,955,724

Net Assets:
Beginning of Year/Period	261,265,412	229,309,688
End of Year/Period	$224,140,212	$261,265,412

Share Transactions:
Issued	2,175,000	625,000
Redeemed	(900,000)	(1,075,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,275,000	(450,000)

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	KraneShares RockefellerSM Ocean Engagement ETF
	Period Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024(1)
Operations:
Net Investment Income	$21,896	$7,854
Net Realized Gain (Loss)	45,437	(25,700)
Net Change in Unrealized Appreciation (Depreciation)	154,916	202,625
Net Increase in Net Assets Resulting from Operations	222,249	184,779
Distributions:	—	(3,525)

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase in Net Assets	222,249	2,681,304

Net Assets:
Beginning of Year/Period	2,681,304	—
End of Year/Period	$2,903,553	$2,681,304

Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	The Fund’s inception date was on September 11, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2024 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
KraneShares Global Carbon Strategy ETF
2024***(1)	30.84	0.52	0.48	1.00	—	—
2024(1)	39.70	1.01	(7.10)	(6.09)	(2.77)	—
2023(1)	46.53	(0.06)	1.59	1.53	(8.36)	—
2022(1)	28.39	(0.38)	18.77	18.39	(0.25)	—
2021(1)(2)	20.00	(0.12)	8.51	8.39	—	—
KraneShares European Carbon Allowance Strategy ETF
2024***(3)	21.16	0.29	1.78	2.07	—	—
2024(3)	34.02	0.61	(11.91)	(11.30)	(1.56)	—
2023(3)	28.81	(0.15)	5.36	5.21	—	—
2022(3)(4)(5)	25.00	(0.13)	3.94	3.81	—	—
KraneShares California Carbon Allowance Strategy ETF
2024***(6)	28.63	0.47	(2.52)	(2.05)	(5.03)	—
2024(6)	23.95	1.00	4.62	5.62	(0.94)	—
2023(6)	25.77	0.26	(2.02)	(1.76)	(0.06)	—
2022(5)(6)	25.00	(0.11)	0.88	0.77	—	—
KraneShares RockefellerSM Ocean Engagement ETF
2024***	26.81	0.22	2.00	2.22	—	—
2024(7)	25.00	0.08	1.77	1.85	(0.04)	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2024.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	The Fund’s inception date was on July 29, 2020.
(3)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(4)	All per share amounts and net asset values have been adjusted as a result of a 3 to 1 forward stock split on December 10, 2021.
(5)	The Fund’s inception date was on October 4, 2021.
(6)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(7)	The Fund’s inception date was on September 11, 2023.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	31.84	3.24	275,452	0.79†	0.79†	3.14†	—	††
(2.77)	30.84	(16.16)	303,813	0.79	0.79	2.78	—
(8.36)	39.70	4.43	635,278	0.79	0.79	(0.13)	—
(0.25)	46.53	64.71	1,363,252	0.87	0.87	(0.86)	—
—	28.39	41.95	93,701	0.78†	0.78†	(0.72)†	—	††

—	23.23	9.78	9,292	0.79†	0.79†	2.41†	126	††
(1.56)	21.16	(33.81)	11,640	0.79	0.79	2.09	—
—	34.02	18.08	31,472	0.79	0.79	(0.49)	—
—	28.81	15.24	28,810	0.87†	0.87†	(0.87)†	—	††

(5.03)	21.55	(7.77)	224,140	0.79†	0.79†	3.91†	—	††
(0.94)	28.63	23.47	261,265	0.79	0.79	3.57	—
(0.06)	23.95	(6.83)	229,310	0.79	0.79	1.11	—
—	25.77	3.08	139,149	0.91†	0.91†	(0.91)†	—	††

—	29.03	8.28	2,904	0.86†	0.86†	1.61†	34	††
(0.04)	26.81	7.39	2,681	0.86†	0.86†	0.57†	16	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2024, the Trust had twenty-nine operational series. The financial statements herein and the related notes pertain to the following 4 series: KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares RockefellerSM Ocean Engagement ETF (each, a “Fund” and collectively, the “Funds”). All Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2024, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares California Carbon Allowance Strategy ETF (each, a “Subsidiary”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF and their respective subsidiary have been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange” or the “NYSE”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in a large specified number of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

At September 30, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The investment objective of each of the following Funds is to seek to provide a total return or investment results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

Index
KraneShares Global Carbon Strategy ETF	S&P Global Carbon Credit Index
KraneShares European Carbon Allowance Strategy ETF	S&P Carbon Credit EUA Index
KraneShares California Carbon Allowance Strategy ETF	S&P Carbon Credit CCA Index

KraneShares RockefellerSM Ocean Engagement ETF seeks long-term growth of capital. The KraneShares RockefellerSM Ocean Engagement ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2024, the Funds did not hold options, swaps or foreign currency forward contracts.

Securities issued by a wholly-owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments/ Consolidated Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2024, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES — The KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF will each utilize its respective Subsidiary for purposes of investing in commodity futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of September 30, 2024, the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF had open futures contracts. Refer to each Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2024.

For the period ended September 30, 2024, the average monthly notional amount of futures contracts were as follows:

KraneShares Global Carbon Strategy ETF
Average Monthly Notional Value Long	$424,585,938
KraneShares European Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$18,733,414
KraneShares California Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$221,002,583

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except KraneShares RockefellerSM Ocean Engagement ETF, may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. KraneShares Rockefeller Ocean Engagement ETF plans to pay out dividends to shareholders annually. The Funds pay out to their shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a more frequent basis. Each Fund reserves the right to

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statement of Operations/Consolidated Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or 50,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are exposure by type of risk on derivatives held throughout the year.

	Asset Derivatives			Liability Derivatives
	Consolidated Statements of Assets and Liabilities	Fair Value		Consolidated Statements of Assets and Liabilities	Fair Value
KraneShares Global Carbon Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$3,128,837	*	Unrealized depreciation on futures contracts	$34,820,193	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	402	*	Unrealized depreciation on futures contracts	—	*
Total Derivatives not accounted for as hedging instruments		$3,129,239			$34,820,193

KraneShares European Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$882,624	*
Total Derivatives not accounted for as hedging instruments		$—			$882,624

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$24,504,432	*
Total Derivatives not accounted for as hedging instruments		$—			$24,504,432

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended September 30, 2024, was as follows:

Change in realized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$2,158,614
Commodity contracts	(2,294,106)
Total	$(135,492)

KraneShares European Carbon Allowance Strategy ETF
Foreign exchange contracts	$(206,228)
Commodity contracts	82,888
Total	$(123,340)

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$(8,146,365)
Total	$(8,146,365)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$4,095
Commodity contracts	3,116,719
Total	$3,120,814

KraneShares European Carbon Allowance Strategy ETF
Foreign exchange contracts	$1,847
Commodity contracts	1,126,461
Total	$1,128,308

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$(13,924,591)
Total	$(13,924,591)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statement of Operations/Consolidated Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares Global Carbon Strategy ETF	0.78%
KraneShares European Carbon Allowance Strategy ETF	0.78%
KraneShares California Carbon Allowance Strategy ETF	0.78%
KraneShares RockefellerSM Ocean Engagement ETF	0.85%

The Adviser bears all of its own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENT — Climate Finance Partners LLC (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares European Carbon Allowance Strategy ETF. CFP provides non-discretionary sub-advisory services to the Funds, which includes advice, research and subject matter expertise related to the Funds’ investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares European Carbon Allowance Strategy ETF, the Adviser pays CFP a fee equal to 32% of the Net Revenue received by Krane from each Fund. Net Revenue is defined for

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Rockefeller & Co. LLC (“Rockefeller”) serves as the investment sub-adviser to the KraneShares RockefellerSM Ocean Engagement ETF. Rockefeller is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. For the services it will provide, Krane pays Rockefeller a fee equal to thirty five percent (35%) of the difference of: (i) the total gross advisory fee paid to Krane by the Fund under the terms of the Agreement minus (ii) any applicable fee waivers on the first $1 billion of Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisory Fee increases to forty percent (40%) of the difference of: (i) the total gross advisory fee paid to Krane by the Fund under the terms of the Agreement minus (ii) any applicable fee waivers on any amounts over $1 billion of the Fund’s average daily net assets.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2024, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON STRATEGY ETF, KRANESHARES CALIFORNIA CARBON ALLOWANCE STRATEGY ETF AND KRANESHARES EUROPEAN CARBON ALLOWANCE STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares European Carbon Allowance Strategy ETF include the accounts of each Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of March 31 for financial statements consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Code. The Subsidiaries’ taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares European Carbon Allowance Strategy ETF investment in each of their respective Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

A summary of the investments in each Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2024	% of Total Net Assets at September 30, 2024
KFA Global Carbon Subsidiary, Ltd.	July 29, 2020	$54,594,528	19.82%
KraneShares European Carbon, Subsidiary Ltd.	October 4, 2021	$1,963,051	21.13%
KraneShares California Carbon, Subsidiary Ltd.	October 4, 2021	$32,589,181	14.54%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the following funds had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities:

	Purchases	Sales and Maturities
KraneShares Global Carbon Strategy ETF	$157,074,275	$—
KraneShares European Carbon Allowance Strategy ETF	3,843,916	2,198,246
KraneShares California Carbon Allowance Strategy ETF	138,489,244	—
KraneShares RockefellerSM Ocean Engagement ETF	909,380	967,843

For the period ended September 30, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2024, there were no in-kind transactions associated with creations and redemptions for the Funds.

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2024 and March 31, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares Global Carbon Strategy ETF
2024	$37,810,059	$—	$37,810,059
2023	132,430,808	—	132,430,808

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares European Carbon Allowance Strategy ETF
2024	$1,055,315	$—	$1,055,315
2023	—	—	—
KraneShares California Carbon Allowance Strategy ETF
2024	$8,439,069	$—	$8,439,069
2023	589,669	—	589,669
KraneShares RockefellerSM Ocean Engagement ETF
2024	$3,525	$—	$3,525

As of March 31, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Global Carbon Strategy ETF	KraneShares European Carbon Allowance Strategy ETF	KraneShares California Carbon Allowance Strategy ETF	KraneShares RockefellerSM Ocean Engagement ETF
Undistributed Ordinary Income	$7,054,234	$196,149	$42,985,562	$4,332
Capital Loss Carryforwards	(2,573,805)	—	—	(5,784)
Post October Losses	—	—	—	(19,619)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(77,951,434)	(9,819,216)	(25,294,475)	202,325
Other Temporary Differences	(4)	1	—	—
Total Distributable Earnings/(Loss)	$(73,471,009)	$(9,623,066)	$17,691,087	$181,254

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2024 through March 31, 2024 and November 1, 2023 through March 31, 2024, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares Global Carbon Strategy ETF	$993,016	$1,580,789	$2,573,805
KraneShares RockefellerSM Ocean Engagement ETF	5,784	—	5,784

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the investments in CFC and investments in PFICs. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2024 were as follows:

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares Global Carbon Strategy ETF	$199,445,037	$73,127	$—	$73,127
KraneShares European Carbon Allowance Strategy ETF	6,793,959	3,012	—	3,012
KraneShares California Carbon Allowance Strategy ETF	189,309,007	45,406	—	45,406
KraneShares RockefellerSM Ocean Engagement ETF	2,423,842	405,164	(47,637)	357,527

8. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries, to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

CURRENCY RISK — To the extent that the Funds are exposed directly or indirectly to foreign currencies, including through their investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. The Funds may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Funds’ performance.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Fund’s investments in securities issued by entities with substantial operations or holdings in emerging market countries may involve additional risks and are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown, and more governmental limitations on foreign investments in emerging market countries than typically found in developed markets. The economies of emerging markets may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (concluded)

VALUATION RISK — Independent market quotations for certain investments held by the Funds may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreement and Sub-Advisory Agreement (Form N-CSRS Item 11) (Unaudited)

At a meeting held on May 22-23, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “KFA Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):

●	KraneShares Global Carbon Strategy ETF (“KRBN”);

●	KraneShares European Carbon Allowance Strategy ETF (“KEUA”); and

●	KraneShares California Carbon Allowance Strategy ETF (“KCCA”); and

●	the existing sub-advisory agreement (the “CFP Agreement”) between Climate Finance Partners LLC (“CFP” or “Sub-Adviser”) and Krane, on behalf of each of KRBN, KCCA, and KEUA.

The CFP Agreement and the KFA Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 22, 2024, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the KFA Agreement with respect to each of the Funds. The Board also considered information provided by the Sub-Adviser in response to a separate written request related to its consideration of the CFP Agreement.

The Board considered that its evaluation process with respect to Krane and the Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and the Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements with respect to each Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to the Fund by Krane and the Sub-Adviser; (2) the compensation paid by the Fund under the KFA Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged to the Fund under the KFA Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser receive from their respective relationships with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 22, 2024 executive session of the Independent Trustees and the May 22-23, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Adviser under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the KFA Agreement, including its obligation to oversee the services provided by the Sub-Adviser. The Board also discussed the nature, quality and extent of services provided by CFP under the CFP Agreement.

Approval of Advisory Agreement and Sub-Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

The KFA Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds and also considered the expertise of Krane personnel charged with oversight of the Sub-Adviser.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Adviser, is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continues to seek to create new series of the Trust that address unique investment strategies. The Board considered the entrepreneurial risk assumed by Krane with respect to the Trust and Funds.

●	The Board also took note that Krane had recommended the termination of several underperforming series of the Trust during the prior calendar year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

●	The Board considered that Krane is responsible for arranging and overseeing service providers for the Trust.

●	The Board also considered that Krane has established and oversees the operation of a securities lending program and noted that the Board receives a quarterly report of securities lending activities and the effect of such program on participating Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to hire and retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increase in compliance and operational personnel at Krane and Krane’s investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is a subsidiary in a larger family of investment management firms with significant resources.

The CFP Agreement

●	The Board took note of the success of Krane’s carbon suite Funds and acknowledged CFP’s expertise with respect to the carbon credits market and developing carbon allocation and offset markets both in the United States and in Europe, including with respect to the increasing regulation in such markets.

●	The Board noted that CFP is a non-discretionary sub-adviser to KCCA, KEUA and KRBN and considered the relative roles of personnel at both Krane and CFP with respect to management of these Funds and their wholly-owned subsidiaries (as applicable).

B.	Investment Performance

The Board noted that it considers the performance of each Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the Meeting, the Board considered each Fund’s performance versus its Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board noted the limitations of comparisons versus large and undifferentiated peer groups, such as the Morningstar peer group, considering that the Funds offer shareholders access to unique investment opportunities.

Approval of Advisory Agreement and Sub-Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

With respect to the Funds, each of which passively tracks the performance of an underlying index, the Board determined that, although relative performance to a peer group should be considered, the tracking error and/or the tracking difference of each Fund against its underlying index was a more meaningful representation of each Fund’s performance. The Board considered that, at each meeting of the Board, it receives and considers tracking error reports for each passively managed Fund. The Board noted that each passively managed Fund tracked its benchmark within expected ranges over the last year. The Board observed that the largest contributors to tracking error were portfolio sampling and portfolio rebalancing associated with meeting the portfolio diversification requirements under the IRS code.

The Board noted the following with respect to the performance of KRBN relative to its identified peer group:

KRBN: The Board noted that KRBN’s peer group is the Morningstar US ETF Commodity Focused although KRBN invests on a global basis. The Board considered that KRBN’s 1-year performance, which is below the median, was driven primarily by European carbon’s price decline from temporary added supply in the market.

KCCA: The Board noted that KCCA’s peer group is the Morningstar US ETF Commodity Focused although KCCA invests in carbon credit allowances issued by the California Air Resources Board. The Board considered that KCCA has outperformed its peer group since inception and for the 1-year period, largely because carbon allowances are highly differentiated from commodities, and the performance of California allowances was driven by market reform updates.

KEUA: The Board noted that KEUA’s peer group is the Morningstar US ETF Commodity Focused although KEUA invests in European carbon credit allowances. The Board considered that KEUA has underperformed its peer group since inception and for the 1-year period, because carbon allowances are highly differentiated from commodities and as a result of the weakness in the price of European carbon.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

C.	Compensation

The Board considered that, pursuant to the KFA Agreement, Krane has agreed to a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the expenses incurred by a Fund, including those of its principal service providers and Sub-Adviser. The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of each Fund compared to those of its Morningstar peer groups.

The Board noted that the management fees paid by the Funds are higher than the median management fee within their respective Morningstar peer groups. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with

Approval of Advisory Agreement and Sub-Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Adviser under the CFP Agreement, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

D.	Costs and Profitability

The Board reviewed a report of Fund-by-Fund profitability prepared by Krane. The Board noted that it had retained an independent third-party to review Krane’s profitability methodology and that it had the opportunity to discuss with the consultant Krane’s profitability methodology and the consultant’s views regarding the level of profitability reported by Krane versus the limited amount of publicly available information regarding the profitability of other closely held registered investment advisers.

The Board considered that, although Krane is profitable, it was not making a profit from its relationship with all of the series of the Trust under the KFA Agreement. The Board considered Krane’s commitment to the success of each of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Trust overall can directly and materially affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of certain series of the Trust, and that fees earned by Krane from such series can affect the profitability of such series to Krane.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the KFA Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Adviser from its relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under the CFP Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain series of the Trust. The Board also noted that Krane and certain of its executives hold minority

Approval of Advisory Agreement and Sub-Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (concluded)

ownership interests in CFP, and that they would therefore benefit from the success and profitability of any Fund sub-advised by CFP. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F.	Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the KFA Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance to its review, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel and met separately with Independent Trustee counsel to discuss the information provided by Krane and the Sub-Adviser, as well as the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

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KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

Climate Finance Partners LLC

1000 N. West Street

Suite 1200

Wilmington, DE 19801

Sub-Adviser:

Rockefeller & Co. LLC

45 Rockefeller Plaza 5th Floor

New York, NY 10111

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-004-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid during the period covered by the report to the Trustees on the Registrant’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included in the Registrant’s financial statements, which is included in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 6, 2024